Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Minimum	Mar. 31, 2014 Maximum
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 6.8	$ 6.7
Items generating unrecognized tax benefits	5.9	5.8
Interest and related penalties	$ 0.9	$ 0.9
Tax year subject to examination by major tax jurisdictions			2008	2013